Exhibit 99.2

CHASE ISSUANCE TRUST

Asset Pool One Monthly Servicer’s Certificate

Monthly Period: October 2014

1.	Capitalized terms used in this certificate have their respective meanings set forth in the Third Amended and Restated Indenture, dated as of December 19, 2007 (as amended, supplemented or otherwise modified, the “Indenture”), and the Second Amended and Restated Asset Pool One Supplement, dated as of December 19, 2007 (as amended, supplemented or otherwise modified, the “Asset Pool One Supplement”), each between the Chase Issuance Trust and Wells Fargo Bank, National Association, as Indenture Trustee and Collateral Agent.

2.	Chase Bank USA, National Association is, as of the date hereof, the Transferor, Servicer and Administrator under the Transfer and Servicing Agreement.

3.	The undersigned is a Servicing Officer.

4.	Collateral of Asset Pool One

	Beginning Balance	Ending Balance
Principal Receivables	44,404,595,179.57	43,812,904,674.44
Excess Funding Amount	0.00	0.00

TOTAL	44,404,595,179.57	43,812,904,674.44
5a. The Nominal Liquidation Amount of all Asset Pool One Notes as of the last day of the related Monthly Period
CHASEseries		33,390,000,000.00

TOTAL		33,390,000,000.00

5b. Asset Pool One Transferor Amount for the related Monthly Period		10,422,904,674.44
5c. Asset Pool One Required Transferor Amount for the related Monthly Period		1,752,516,186.98
5d. Asset Pool One Pool Balance for the related Monthly Period		43,812,904,674.44
5e. Asset Pool One Minimum Pool Balance for the related Monthly Period		33,390,000,000.00

6a. The aggregate amount of Collections of Principal Receivables received by Asset Pool One for the related Monthly Period		12,420,212,204.26
6b. The aggregate amount of Collections of Principal Receivables allocated pursuant to Section 3.3 of the Asset Pool One Supplement for the related Monthly Period
CHASEseries	75.19%	9,339,368,680.73

TOTAL	75.19%	9,339,368,680.73
7a. The aggregate amount of Collections of Finance Charge Receivables received by Asset Pool One for the related Monthly Period		674,609,602.77

Collections of Discount Receivables included in 7a above		54.53

7b. The aggregate amount of Collections of Finance Charge Receivables allocated pursuant to subsection 3.2(a) of the Asset Pool One Supplement for the related Monthly Period
CHASEseries	75.19%	507,272,153.83

TOTAL	75.19%	507,272,153.83
8a. The Asset Pool One Servicing Fee for the related Monthy Period		55,505,743.97
8b. The Asset Pool One Servicing Fee allocated to each Series pursuant to subsection 3.4(b) of the Asset Pool One Supplement for the related Monthly Period
CHASEseries	75.19%	41,737,500.00

TOTAL	75.19%	41,737,500.00

9a. The Asset Pool One Default Amount for the related Monthly Period		83,749,662.08
9b. The Asset Pool One Default Amount allocated to each Series pursuant to subsection 3.2(b) of the Asset Pool One Supplement for the related Monthly Period
CHASEseries	75.19%	62,975,491.74

TOTAL	75.19%	62,975,491.74

10. The percentage of outstanding balances in Asset Pool One that were delinquent as of the close of business on the last day of the related Monthly Period
30-59 days	0.41%
60-89 days	0.29%
90-119 days	0.25%
120-149 days	0.20%
150-179 days	0.19%
180 or more days	0.00%

TOTAL	1.34%

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Certificate on this date November 13, 2014.

CHASE BANK USA, NATIONAL ASSOCIATION, as Servicer

By:	/s/ Patricia Garvey
Patricia Garvey
Executive Director